Sterling Capital SMID Opportunities Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 91.1%
	Aerospace & Defense — 1.1%
1,632	Hexcel Corp.	$119,642
	Airlines — 4.1%
6,700	Alaska Air Group, Inc.	453,925
	Auto Components — 3.9%
2,882	Aptiv PLC	273,704
5,263	Gentex Corp.	152,522
		426,226
	Banks — 6.3%
12,249	Towne Bank/Portsmouth VA	340,767
6,676	Webster Financial Corp.	356,231
		696,998
	Commercial Services & Supplies — 3.8%
4,600	Waste Connections, Inc.	417,634
	Consumer Finance — 3.7%
45,559	SLM Corp.	405,931
	Containers & Packaging — 3.3%
5,571	Ball Corp.	360,277
	Electronic Equipment, Instruments & Components — 0.9%
762	Rogers Corp.(a)	95,044
	Entertainment — 1.6%
1,487	Take-Two Interactive Software, Inc.(a)	182,053
	Equity Real Estate Investment Trusts (REITS) — 2.2%
2,743	Ryman Hospitality Properties, Inc.	237,708
	Health Care Equipment & Supplies — 5.4%
4,632	Hologic, Inc.(a)	241,837
946	Teleflex, Inc.	356,112
		597,949
	Health Care Providers & Services — 10.0%
8,669	Centene Corp.(a)	545,020
3,933	Premier, Inc., Class A(a)	148,982
2,856	Universal Health Services, Inc., Class B	409,722
		1,103,724
	Hotels, Restaurants & Leisure — 8.3%
11,810	Aramark	512,554
6,881	Norwegian Cruise Line Holdings, Ltd.(a)	401,919
		914,473

Shares		Fair Value
COMMON STOCKS — (continued)
	Household Durables — 1.9%
54	NVR, Inc.(a)	$205,654
	IT Services — 18.3%
5,700	Amdocs, Ltd.	411,483
3,000	Black Knight, Inc.(a)	193,440
3,600	Fiserv, Inc.(a)	416,268
12,376	Genpact, Ltd.	521,896
2,600	Global Payments, Inc.	474,656
		2,017,743
	Machinery — 0.9%
1,170	Crane Co.	101,065
	Oil, Gas & Consumable Fuels — 1.5%
8,809	Parsley Energy, Inc.	166,578
	Real Estate Management & Development — 3.1%
3,700	FirstService Corp.	344,248
	Road & Rail — 4.7%
3,400	Kansas City Southern	520,744
	Software — 1.9%
3,920	CDK Global, Inc.	214,346
	Specialty Retail — 4.2%
5,220	CarMax, Inc.(a)	457,637
	Total Common Stocks
	(Cost $7,482,109)	10,039,599

MONEY MARKET FUND — 9.9%
1,088,292	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(b)	1,088,292
	Total Money Market Fund
	(Cost $1,088,292)	1,088,292
Total Investments — 101.0%
(Cost $8,570,401)		11,127,891
Net Other Assets (Liabilities) — (1.0)%		(108,883)
NET ASSETS — 100.0%		$11,019,008

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital SMID Opportunities Fund

December 31, 2019 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital SMID Opportunities Fund (referred to as a “Fund”).

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2019, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2019 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital SMID Opportunities Fund	$11,127,891	(a)	$—	$—	$11,127,891

(a)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital SMID Opportunities Fund — (continued)

December 31, 2019 (Unaudited)

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued and Forward Commitments — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

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